Parent Company Only Condensed Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Interest-earning time deposits in other financial institutions	$ 7,141
Securities available for sale	125,620	131,974
Accrued interest receivable and other assets	3,595	3,819
Total assets	492,755	477,145
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	5,566	5,725
Shareholders' equity	84,055	55,703	50,048
Total liabilities and shareholders' equity	492,755	477,145
Parent Company [Member]
ASSETS
Cash and cash equivalents	2,656	2,032
Interest-earning time deposits in other financial institutions	2,976
Securities available for sale	4,823
ESOP loan receivable	3,402	1,415
Investment in banking subsidiary	74,291	56,071
Investment in statutory trust	155	155
Accrued interest receivable and other assets	1,049	1,402
Total assets	89,352	61,075
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	142	217
Shareholders' equity	84,055	55,703
Total liabilities and shareholders' equity	$ 89,352	$ 61,075